Note 5 - Loss on Sale of Assets (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	May 25, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment		$ (2,615)	$ 1,356
Sale of minority equity investments [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment	$ 400
Proceeds from sales of investments other than investments accounted for using equity method	$ 11,400
NC-31 project [member]
Statement Line Items [Line Items]
Percentage of equity interests sold	14.50%
NC-47 project [member]
Statement Line Items [Line Items]
Percentage of equity interests sold	10.00%
Contracts related to SREC's from NC projects [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment		(1,900)
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment		$ (800)
Amaroo solar project in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment			300
NC projects [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment			$ 400